Shareholders' equity - Share capital (Details) - AUD ($) $ in Millions	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Shareholders' equity
Ordinary share capital, fully paid	$ 38,944	$ 39,826	$ 39,824
Treasury shares	(758)	(702)	(702)
Total share capital	38,186	39,124	39,122
NCI	$ 38	$ 44	$ 44
Number of unvested RSP and EIP treasury shares held	5,645,501	5,249,663	5,396,087